Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Other reserves
Balance at the beginning of the year at Dec. 31, 2020	kr 63,325	kr 470	kr (8)	kr 63,774	kr (911)
Net profit	47,757			47,757
Other comprehensive income	(670)			146	(816)
Total comprehensive income	47,087			47,903	(816)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	13				13
Transactions with owners:
Dividends (note 4.2)	(21,517)			(21,517)
Share-based payments (note 5.1)	1,040			1,040
Purchase of treasury shares (note 4.3)	(19,447)		(6)	(19,441)
Reduction of the B share capital (note 4.3)	0	(8)	8
Tax related to transactions with owners	245			245
Balance at the end of the year at Dec. 31, 2021	70,746	462	(6)	72,004	(1,714)
Net profit	55,525			55,525
Other comprehensive income	4,778			615	4,163
Total comprehensive income	60,303			56,140	4,163
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	0
Transactions with owners:
Dividends (note 4.2)	(25,303)			(25,303)
Share-based payments (note 5.1)	1,539			1,539
Purchase of treasury shares (note 4.3)	(24,086)		(6)	(24,080)
Reduction of the B share capital (note 4.3)	0	(6)	6
Tax related to transactions with owners	287			287
Balance at the end of the year at Dec. 31, 2022	83,486	456	(6)	80,587	2,449
Net profit	83,683			83,683
Other comprehensive income	(1,160)			13	(1,173)
Total comprehensive income	82,523			83,696	(1,173)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	0				0
Transactions with owners:
Dividends (note 4.2)	(31,767)			(31,767)
Share-based payments (note 5.1)	2,149			2,149
Purchase of treasury shares (note 4.3)	(29,924)		(4)	(29,920)
Reduction of the B share capital (note 4.3)	0	(5)	5
Tax related to transactions with owners	94			94
Balance at the end of the year at Dec. 31, 2023	kr 106,561	kr 451	kr (5)	kr 104,839	kr 1,276